Parent Company Only Condensed Financial Information - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
Selling, general and administrative	¥ (5,665,301)	$ (821,391)	¥ (3,492,385)	¥ (1,118,819)
Research and development	(6,780,032)	(983,012)	(3,286,389)	(1,099,857)
Total operating expenses	(12,445,333)	(1,804,403)	(6,778,774)	(2,218,676)
Loss from operations	(3,654,877)	(529,906)	(1,017,320)	(669,337)
Other (expense)/income
Interest expense	(106,340)	(15,418)	(63,244)	(66,916)
Changes in fair value of warrants and derivative liabilities				272,327
Investment income, net	976,229	141,540	740,432	254,916
Others, net	625,633	90,708	187,320	20,133
Loss before income tax expense	(2,159,355)	(313,076)	(152,812)	(188,877)
Income tax benefit/(expense)	(127,007)	(18,414)	168,643	(22,847)
Net loss	(2,032,348)	(294,662)	(321,455)	(151,657)
Accretion on convertible redeemable preferred shares to redemption value	0		0	(651,190)
Effect of exchange rate changes on convertible redeemable preferred shares				10,862
Net loss attributable to ordinary shareholders of Li Auto Inc.	(2,012,215)	$ (291,743)	(321,455)	(791,985)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	1,327,761		(516,687)	(1,020,728)
Parent company | Reportable legal entity
Operating expenses:
Selling, general and administrative	(35,642)		(27,288)	(9,424)
Research and development	(629)		(852)
Total operating expenses	(36,271)		(28,140)	(9,424)
Loss from operations	(36,271)		(28,140)	(9,424)
Other (expense)/income
Interest expense	(43,096)		(21,369)
Interest income and investment income, net	190,528		283,737	111,290
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(2,300,538)		(563,106)	(520,093)
Changes in fair value of warrants and derivative liabilities				272,327
Others, net	177,165		7,423	(5,757)
Loss before income tax expense	(2,012,212)		(321,455)	(151,657)
Income tax benefit/(expense)	(3)
Net loss	(2,012,215)		(321,455)	(151,657)
Accretion on convertible redeemable preferred shares to redemption value				(651,190)
Effect of exchange rate changes on convertible redeemable preferred shares				10,862
Net loss attributable to ordinary shareholders of Li Auto Inc.	(2,012,215)		(321,455)	(791,985)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	1,327,761		(516,687)	(1,020,728)
Comprehensive loss attributable to ordinary shareholders of Li Auto Inc.	¥ (684,454)		¥ (838,142)	¥ (1,172,385)